Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 2,344	$ 2,951
Maximum exposure to loss related to involvement with variable interest entity	$ 4,200
Operating leases maximum maturity date	2028
Rental expense	$ 84,076	$ 83,260	$ 82,581
Non-cancelable purchase obligations for goods	$ 11,000